Commitments and Contingencies - Summary of Future Commitments to Purchase Eligible Services and Offerings (Details) - Google [Member] $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Long-Term Purchase Commitment [Line Items]
Future commitment amount	$ 194
Commitment Period 1 [Member]
Long-Term Purchase Commitment [Line Items]
Future commitment amount	$ 145
Contract term	5 years
Commitment Period 2 [Member]
Long-Term Purchase Commitment [Line Items]
Future commitment amount	$ 13
Commitment Period 2 [Member] | Minimum [Member]
Long-Term Purchase Commitment [Line Items]
Contract term	3 years
Commitment Period 2 [Member] | Maximum [Member]
Long-Term Purchase Commitment [Line Items]
Contract term	5 years
Commitment Period 3 [Member]
Long-Term Purchase Commitment [Line Items]
Future commitment amount	$ 35
Contract term	5 years